Investment Strategy - Vanguard Multi-Sector Income Bond ETF	Sep. 30, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in a variety of fixed income securities that are high-quality, medium-quality, and lower quality bonds (commonly known as “junk bonds”) across several fixed income sectors. Under normal circumstances, the Fund will invest at least 80% of its assets in bonds, which include fixed income securities such as corporate bonds, emerging market bonds, and U.S. Treasury obligations and other U.S. government and agency securities. All bonds purchased by the Fund will have a maturity of 90 days or more at the time of their issuance.The Fund can purchase bonds of any credit quality. High-quality fixed income securities are investment-grade securities that are rated the equivalent of A3 or better by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. Medium-quality fixed income securities are investment-grade securities that are rated the equivalent of Baa1, Baa2, or Baa3 by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. Lower quality fixed income securities are non-investment-grade securities that are rated the equivalent of Ba1 or lower by Moody’s Ratings or another independent rating agency or, if unrated, are determined to be of comparable quality by the Fund’s advisor. No more than 65% of the Fund’s assets may be invested in non-investment-grade fixed income securities, or junk bonds.The Fund invests in a variety of fixed income securities of issuers that are tied economically to emerging market countries. Emerging market bonds include sovereign debt securities, which include fixed income securities that are issued or guaranteed by foreign governments or their agencies, authorities, political subdivisions or instrumentalities, or other supranational agencies, as well as debt securities issued or guaranteed by foreign corporations and foreign financial institutions. Emerging market countries include countries whose economies or bond markets are less developed. This would include most countries except for Australia, Canada, Japan, New Zealand, the United States, the United Kingdom, and most European Monetary Union countries. The Fund may invest in emerging market bonds that have lower quality ratings.The Fund seeks to have a majority of its assets denominated in or hedged back to the U.S. dollar but has the ability to invest in bonds denominated in a foreign currency on an unhedged basis. The Fund may attempt to hedge some or all of its foreign currency exposure, primarily through the use of foreign currency exchange forward contracts, in an effort to manage the currency risk associated with investing in securities denominated in currencies other than the U.S. dollar.In addition to foreign currency exchange forward contracts, the Fund may invest in other derivatives instruments, such as options, futures contracts, or other swap agreements. The Fund may also invest in structured products instruments, including asset-backed securities, agency and non-agency commercial and residential mortgage-backed securities, collateralized mortgage obligations, variable rate demand notes issued by government or government agencies, and collateralized loan obligations.